CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Other Non-current Assets
Net investment in the lease	₽ 8,760	$ 97.7	₽ 979
Loans granted to employees	8,328	92.9	6,187
Security deposits	3,051	34.0	2,841
Loans granted to third parties	2,260	25.2	301
Contract assets	1,502	16.7	1,292
Prepaid expenses	1,445	16.1	1,157
Investments in debt securities	955	10.6
Indemnification assets	918	10.2	1,031
Restricted cash	900	10.0	666
Other	1,616	18.1	788
Total other non-current asset	₽ 29,735	$ 331.5	15,277
Related parties
Other Non-current Assets
Loans granted to related parties			₽ 35
Russian Rubles denominated loans | Minimum
Other Non-current Assets
Interest rate (as a percent)	3.00%	3.00%
Russian Rubles denominated loans | Maximum
Other Non-current Assets
Interest rate (as a percent)	15.00%	15.00%